Property, Plant and Equipment - Property, Plant and Equipment (Detail) (AUD)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment	34,304,365	33,816,691
Accumulated depreciation	(19,967,699)	(17,906,571)
Property, plant & equipment, net	14,336,666	15,910,120
Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	23,500,587	19,516,798
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	8,860,746	8,790,395
Accumulated depreciation	(7,096,926)	(6,633,104)	(6,001,351)
Capital Work in Process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	1,943,032	5,509,498